1998 SEMIANNUAL REPORT


IDS
Emerging
Markets Fund


      The goal of IDS Emerging Markets Fund, a part of IDS Global Series, Inc., is long-term growth of capital.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) world globe

Expanding your opportunities

      As free enterprise expands around the world, so do investment opportunities. Some of the most exciting ones can be found in the so-called "emerging markets" - smaller economies located largely in Asia, Latin America and Eastern Europe. Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   30
Board members and officers                  34
IDS mutual funds                            35

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in Asian stock markets spawned a sharp drop in markets worldwide, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      The past six months was another volatile period in emerging markets around the world. Nevertheless, IDS Emerging Markets Fund's Class A shares produced a positive return of 4.1% for the first half of the fiscal year, which ran from November 1997 through April 1998. The gain exceeded that of the Morgan Stanley Emerging Market Fund Index, a commonly used benchmark for evaluating the performance of mutual funds such as this one.

      The period began with much of the world still reeling from a meltdown in Asian markets that occurred last October. Although the financial crisis was actually confined to Asia, many smaller markets in other parts of the world suffered as well, as worried investors hastily dumped shares in any market that appeared susceptible to a spreading of the "Asian flu."

      Two such markets were Latin America, including Mexico, Brazil and Argentina, and Russia. While the Fund's exposure to Asia was quite small (I had greatly reduced Asian holdings prior to last October's downturn), it did have considerable holdings in Latin America and Russia, which remained under selling pressure for most of the winter. One of the few emerging markets that bucked the trend was Hungary, where the Fund's investments were modest but rewarding.

      A cash cushion

      Also benefiting the Fund's performance was the high level of cash reserves in the portfolio -- nearly 20% of assets at times. The cash provided something of a cushion for the Fund's value amid the market upheaval, especially during the first few months of the period.

      The brightest part of the past six months came in February, when the Fund's holdings in Brazil and Eastern Europe, both of which are benefiting from a shift toward market economies and the privatization of several industries, rebounded strongly. This allowed the Fund to more than recoup the losses incurred in the previous months.

      As we enter the second half of the fiscal year, it appears that the worst is over in the Asian markets, which, if so, should lift at least some of the cloud hovering over emerging markets as a whole. While that should allow more independent market performance in the months ahead, I think the potential for volatility is very high. Therefore, I am continuing to avoid Asia, except for relatively modest holdings in China and Taiwan, whose economies still enjoy good health. The bulk of the investments, though, continue to be spread among markets in Latin America and Eastern Europe, where the forces of free enterprise remain hard at work.





      Ian King
     (picture of) Ian King
      Ian King
      Portfolio manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998        $  5.41

Oct. 31, 1997         $  5.33

Increase              $  0.08


Distributions
Nov. 1, 1997 - April 30, 1998


From income           $  0.14

From capital gains    $    --

Total distributions   $  0.14

Total return*           +4.1%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998        $  5.35

Oct. 31, 1997         $  5.29

Increase              $  0.06


Distributions
Nov. 1, 1997 - April 30, 1998


From income           $  .14

From capital gains    $   --

Total distributions   $  .14

Total return*           +3.7%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998        $  5.41

Oct. 31, 1997         $  5.33

Increase              $  0.08


Distributions
Nov. 1, 1997 - April 30, 1998


From income           $  0.14

From capital gains    $    --

Total distributions   $  0.14

Total return*           +4.1%**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                                    Percent            Value
                               (of Portfolio's net assets)(as of April 30, 1998)

       Telecomunicacoes Brasileiras-
            Telebras ADR (Brazil)                      3.89%     $17,662,812

       National Bank of Greece (Greece)                3.88       17,594,100

       Petroleo Brasileiro ADR (Brazil)                3.06       13,867,414

       Telefonos de Mexico ADR Cl L (Mexico)           2.37       10,758,750

       Centrais Eletricas Brasileiras ADR (Brazil)     2.20        9,985,608

       Shanghai Industrial Holdings (Hong Kong)        2.09        9,467,031

       Samsung Electronics (South Korea)               1.93        8,742,686

       Bank Hapoalim (Israel)                          1.89        8,573,120

       China Telecom (Hong Kong)                       1.88        8,540,100

       Grupo Carso (Mexico)                            1.87        8,496,170



      Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart


      The ten holdings listed here make up 25.06% of the Portfolio's net assets




 Financial statements


      Statement of assets and liabilities
      IDS Emerging Markets Fund
      April 30, 1998




                                  Assets

                                                                                                   (Unaudited)
 Investment in Emerging Markets Portfolio (Note 1)                                                $453,040,285
 Organizational cost                                                                                        33
 Total assets                                                                                     $453,040,318
                                                                                                  ------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                       2,000
 Accrued distribution fee                                                                                3,124
 Accrued service fee                                                                                     2,134
 Accrued transfer agency fee                                                                             1,709
 Accrued administrative services fee                                                                     1,166
 Other accrued expenses                                                                                112,295
                                                                                                       -------
 Total liabilities                                                                                     122,428
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                               $452,917,890
                                                                                                  ------------

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                          $    840,919
 Additional paid-in capital                                                                        485,058,270
 Net operating loss                                                                                 (1,216,177)
 Accumulated net realized gain (loss)                                                              (39,360,405)
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                                7,595,283
                                                                                                     ---------
 Total-- representing net assets applicable to outstanding capital stock                          $452,917,890
                                                                                                  ============

 Net assets applicable to outstanding shares:             Class A                                 $298,126,900
                                                          Class B                                 $154,742,628
                                                          Class Y                                 $     48,362
 Net asset value per share of outstanding capital stock:  Class A shares      55,148,594          $       5.41
                                                          Class B shares      28,934,396          $       5.35
                                                          Class Y shares           8,941          $       5.41

 See accompanying notes to financial statements.




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




      Statement of operations
      IDS Emerging Markets Fund
      Six months ended April 30, 1998




                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                          $1,165,483
 Interest                                                                                            1,882,020
      Less foreign taxes withheld                                                                      (95,405)
                                                                                                       -------
 Total income                                                                                        2,952,098
                                                                                                     ---------
 Expenses (Note 2):
 Expenses allocated from Emerging Markets Portfolio                                                  2,420,710
 Distribution fee -- Class B                                                                           491,839
 Transfer agency fee                                                                                   548,481
 Incremental transfer agency fee-- Class B                                                              13,294
 Service fee
      Class A                                                                                          228,709
      Class B                                                                                          114,547
      Class Y                                                                                                8
 Administrative services fees and expenses                                                             190,310
 Compensation of board members                                                                           4,594
 Postage                                                                                                38,527
 Registration fees                                                                                     113,125
 Reports to shareholders                                                                                11,927
 Audit fees                                                                                              2,250
 Other                                                                                                   1,774
                                                                                                         -----
 Total expenses                                                                                      4,180,095
      Earnings credits on cash balances (Note 2)                                                        (8,054)
                                                                                                        ------
 Total net expenses                                                                                  4,172,041
                                                                                                     ---------
 Investment income (loss) -- net                                                                    (1,219,943)
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                        (35,258,680)
      Foreign currency transactions                                                                 (2,120,798)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           (37,379,478)
 Net change in unrealized appreciation (depreciation) on investments and
      on translation of assets and liabilities in foreign currencies                                57,005,821
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                              19,626,343
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $18,406,400
                                                                                                   ===========


 See accompanying notes to financial statements.




      Financial statements


      Statement of changes in net assets
      IDS Emerging Markets Fund





                                  Operations and distributions

                                                                          April 30, 1998        For the period
                                                                        Six months ended    from Nov. 13, 1996*
                                                                             (Unaudited)      to Oct. 31, 1997
 Investment income (loss)-- net                                           $   (1,219,943)     $         79,761
 Net realized gain (loss) on investments                                     (37,379,478)            8,025,874
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      57,005,821           (49,410,538)
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations              18,406,400           (41,304,903)
                                                                              ----------           -----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                                      --              (22,017)
          Class B                                                                      --               (5,559)
          Class Y                                                                      --                   (2)
      Net realized gain
          Class A                                                             (6,690,800)                   --
          Class B                                                             (3,376,827)                   --
          Class Y                                                                    (29)                   --
                                                                                     ---                   ---
 Total distributions                                                         (10,067,656)              (27,578)
                                                                             -----------               -------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                 92,770,928           311,266,815
      Class B shares                                                          47,799,129           134,661,568
      Class Y shares                                                              44,981                    --
 Reinvestment of distributions at net asset value
      Class A shares                                                           6,532,270                21,345
      Class B shares                                                           3,367,500                 5,556
      Class Y shares                                                                  28                     2
 Payments for redemptions
      Class A shares                                                         (50,167,006)          (40,884,846)
      Class B shares (Note 2)                                                (13,395,937)           (6,113,706)
                                                                             -----------            ----------
 Increase (decrease) in net assets from capital share transactions            86,951,893           398,956,734
                                                                              ----------           -----------
 Total increase (decrease) in net assets                                      95,290,637           357,624,253
 Net assets at beginning of period                                           357,627,253                 3,000
 Net assets at end of period                                                $452,917,890          $357,627,253
                                                                            ============          ============


      *Commencement of operations.



 See accompanying notes to financial statements.


      Notes to financial statements


      IDS Emerging Markets Fund
      (Unaudited as to April 30, 1998)



  1

Summary of
significant
accounting policies




      IDS Emerging Markets Fund (a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y, respectively. Operations commenced on Nov. 13, 1996.

      The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Emerging Markets Portfolio

      The Fund invests all of its assets in Emerging Markets Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with long-term growth of capital by investing primarily in stocks of companies in developing countries throughout the world that are believed to offer growth potential.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1998 was 99.85%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


  2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      The Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15

      The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Funds average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,227,579 for Class A and $63,947 for Class B for the six months ended April 30, 1998.

      During the six months ended April 30, 1998, the Fund's transfer agency fees were reduced by $8,054 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended April 30, 1998
                                  Class A        Class B         Class Y


      Sold                     17,894,785       9,271,712          8,736

      Issued for reinvested     1,259,840         654,773              5
        distributions

      Redeemed                 (9,643,240)     (2,602,783)            --


      Net increase              9,511,385       7,323,702          8,741



                                       Period ended Oct. 31, 1997*
                                  Class A        Class B         Class Y


      Sold                     52,439,540      22,629,543             --

      Issued for reinvested         4,182           1,089             --
        distributions

      Redeemed                 (6,806,713)     (1,020,138)            --


      Net increase             45,637,009      21,610,494             --


    * Inception date was Nov. 13, 1996.


      Notes to financial statements


      IDS Emerging Markets Fund



4. Financial highlights

      The  table  below  shows  certain  important  financial   information  for
      evaluating the Fund's results.


      Fiscal period ended Oct. 31,

      Per share income and capital changes(a)

                                        Class A                   Class B                     Class Y
                                    1998(c)   1997(b)       1998(c)      1997(b)        1998(c)       1997(b)

Net asset value,                    $5.33     $5.00          $5.29       $5.00           $5.33         $5.00
beginning of period

Income from investment
operations:

Net investment income (loss)         (.01)      .01           (.03)       (.04)           (.01)          .01
Net gains (both realized              .23       .33            .23         .33             .23           .33
and unrealized)
Total from investment                 .22       .34            .20         .29             .22           .34
operations

Less distributions:

Distributions from net                 --     (.01)             --          --              --         (.01)
investment income

Distributions from
realized gains                      (.14)        --          (.14)          --           (.14)            --
Total distibutions                  (.14)     (.01)          (.14)          --           (.14)         (.01)

Net asset value,                    $5.41     $5.33          $5.35       $5.29           $5.41         $5.33
end of period

Ratios/supplemental data
                                      Class A                   Class B                      Class Y
                                  1998(c)     1997(b)     1998(c)       1997(b)       1998(c)        1997(b)

Net assets, end of period            $298      $243           $155        $114              $--           $--
(in millions)
Ratio of expenses to              1.87% d  1.90%d,f         2.64%d    2.67%d,f          1.75%d      1.75%d,f
average daily net assetse
Ratio of net income (loss)        (.36%)d     .28%d       (1.13%)d     (.50%)d         (.43%)d         .33%d
to average daily net assets
Portfolio turnover rate               69%       87%            69%         87%             69%           87%
(excluding short-term
securities)
Total returng                        4.1%      6.8%           3.7%        6.1%            4.1%          6.9%
Average brokerage commission       $.0015    $.0034         $.0015      $.0034          $.0015        $.0034
rate for the underlying
Portfolioh

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to Oct. 31, 1997.
c Six months ended April 30, 1998 (Unaudited).
d Adjusted to an annual basis.
e Expense ratio is based on total expense of the Fund before reduction of earning credits on cash balances.
f During the period from Nov. 13, 1996 to Oct. 31, 1997, AEFC reimbursed the
  Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.92%, 2.69% and 1.77% for Class A, B and Y, respectively.
g Total return does not reflect payment of a sales charge.
h The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.




 Financial statements


      Statement of assets and liabilities
      Emerging Markets Portfolio
      April 30, 1998




                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $488,584,583)                                                              $496,296,281
 Cash in bank on demand deposit                                                                        750,992
 Dividends and accrued interest receivable                                                             178,170
 Receivable for investment securities sold                                                           6,809,528
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                    1,994
 U.S. government securities held as collateral (Note 4)                                             10,323,518
                                                                                                    ----------
 Total assets                                                                                      514,360,483
                                                                                                   -----------

                                  Liabilities

 Payable for investment securities purchased                                                         6,655,767
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                   14,526
 Payable upon return of securities loaned (Note 4)                                                  53,910,168
 Accrued investment management services fee                                                             13,338
 Other accrued expenses                                                                                 37,833
                                                                                                        ------
 Total liabilities                                                                                  60,631,632
                                                                                                    ----------
 Net assets                                                                                       $453,728,851
                                                                                                  ============



      See accompanying notes to financial statements.




      Financial statements


      Statement of operations
      Emerging Markets Portfolio
      Six months ended April 30, 1998




                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $  1,167,429
 Interest                                                                                            1,881,883
      Less foreign taxes withheld                                                                      (95,566)
                                                                                                       -------
 Total income                                                                                        2,953,746
                                                                                                     ---------
 Expenses (Note 2):
 Investment management services fee                                                                  2,154,672
 Compensation of board members                                                                           4,594
 Custodian fees                                                                                        256,828
 Audit fees                                                                                              6,750
 Other                                                                                                  11,992
                                                                                                        ------
 Total expenses                                                                                      2,434,836
      Earnings credits on cash balances (Note 2)                                                       (10,058)
                                                                                                       -------
 Total net expenses                                                                                  2,424,778
                                                                                                     ---------
 Investment income (loss) -- net                                                                       528,968
                                                                                                       -------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                               (35,322,147)
      Foreign currency transactions                                                                 (2,126,113)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           (37,448,260)
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            57,104,332
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                              19,656,072
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                   $20,185,040
                                                                                                   ===========


 See accompanying notes to financial statements.





      Statements of changes in net assets
      Emerging Markets Portfolio




                                  Operations

                                                                          April 30, 1998        For the period
                                                                        Six months ended    from Nov. 13, 1996*
                                                                             (Unaudited)      to Oct. 31, 1997
 Investment income (loss)-- net                                          $       528,968        $    1,745,263
 Net realized gain (loss) on investments                                     (37,448,260)            8,130,275
 Net change in unrealized appreciation (depreciation ) on investments
      and on translation of assets and liabilities in foreign currencies      57,104,332           (49,497,497)
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations              20,185,040           (39,621,959)
 Net contributions (withdrawals) from partners                                75,085,539           398,076,231
                                                                              ----------           -----------
 Total increase (decrease) in net assets                                      95,270,579           358,454,272
 Net assets at beginning of period                                           358,458,272                 4,000
                                                                             -----------                 -----
 Net assets at end of period                                                $453,728,851          $358,458,272
                                                                            ============          ============


      *Commencement of operations.


      See accompanying notes to financial statements.



      Notes to financial statements


      Emerging Markets Portfolio
      (Unaudited as to April 30, 1998)



  1

Summary of
significant
accounting policies


      Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, two funds affiliated with American Express Financial Corporation (AEFC) invested $4,000 in the Portfolio. Operations did not formally commence until Nov. 13, 1996.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations
      and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $10,058 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $243,180,295 and $128,631,796, respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 69%. Realized gains and losses are determined on an identified cost basis.


  4

Lending of
portfolio securities

      At April 30, 1998, securities valued at $50,721,737 were on loan to brokers. For collateral, the Portfolio received $43,586,650 in cash and U.S. government securities valued at $10,323,518. Income from securities lending amounted to $233,065 for the six months ended April 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


  5

Foreign currency
contracts

      At April 30, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

      Exchange date   Currency to    Currency to     Unrealized      Unrealized
                     be delivered    be received   appreciation    depreciation


      May 1, 1998      31,162,223        4,024,567      $1,559       $      --
                    Hong Kong Dollar    U.S. Dollar

      May 1, 1998   1,294,498,163          160,230          --           1,582
                   Indonesian Rupiah     U.S. Dollar

      May 4, 1998       6,668,699      257,411,771          --          12,932
                       U.S. Dollar    Thailand Baht

      May 4, 1998      15,360,382        1,982,803         435              --
                    Hong Kong Dollar    U.S. Dollar

      May 4, 1998          15,923           13,912          --              12
                      Brazilian Real      U.S. Dollar

      Total                                             $1,994         $14,526

      Investments in securities


      Emerging Markets Portfolio
      April 30, 1998 (Unaudited)


                                                     (Percentages represent
                                                       value of investments
                                                     compared to net assets)

 Common stocks (87.4%)
Issuer                       Shares       Value(a)

 Argentina (3.2%)

 Energy (1.4%)
 Perez Companc            1,060,000      $6,360,636


 Utilities -- telephone (1.8%)
 Telefonica de Argentina
    ADR                     210,000(c)    8,098,125



 Brazil (16.3%)

 Banks and savings & loans (1.5%)
 Garanti Banking        130,000,000(b)    6,890,000


 Beverages & tobacco (1.4%)
 Companhia Cervejaria
    Brahma ADR           10,000,000       6,514,230

 Chemicals (0.9%)
 Companhia de Saneamento
    Basico do Estado
    de Sao Paulo         17,000,000       3,864,814


 Energy (3.1%)
 Petroleo Brasileiro ADR    548,000(c)   13,867,414


 Utilities -- electric (4.4%)
 Centrais Eletricas
    Brasileiras ADR         481,000       9,985,608
 Companhia Energetica
    de Brasilia          60,000,000(b)    2,691,360
 Light Servicos de
    Eletricidade         17,995,000       7,237,967
 Total                                   19,914,935


 Utilities -- telephone (5.0%)
 Telecomunicacoes
    Brasileiras-Telebras ADR145,000      17,662,812
 Telecomunicacoes de
    Minas Gerais Cl B    32,900,000(b)    5,077,457
 Total                                   22,740,269


 Chile (1.7%)

 Multi-industry conglomerates (--%)
 Quinenco ADR                12,370         127,566


 Utilities -- telephone (1.7%)
 Compania de Telecomunicaciones
    de Chile ADR            315,000(c)    7,894,687

 China (1.1%)

 Utilities -- electric (1.1%)
 Beijing Datang Power
    Generation Cl H      12,390,000(b)   $5,039,013

 Egypt (1.4%)

 Building materials & construction
 Suez Cement GDR            320,000       6,528,000


 Greece (5.3%)

 Banks and savings & loans (3.9%)
 National Bank of Greece    100,000(b)   17,594,100


 Building materials & construction (1.4%)
 Titan Cement                73,000(b)    6,247,654


 Hong Kong (7.0%)

 Communications equipment & services (1.9%)
 China Telecom            4,500,000(b,c)  8,540,100


 Computers & office equipment (0.6%)
 Legend Holdings          6,072,000(b)    2,606,710


 Industrial equipment & services (0.5%)
 First Tractor            3,800,000(b)    2,121,920


 Multi-industry conglomerates (4.0%)
 China Merchants
    Holdings Intl         4,314,000(b,c)  3,425,316
 China Resources
    Enterprises           2,948,000(b)    5,061,716
 Shanghai Industrial
    Holdings              2,762,000(b,c)  9,467,031
 Total                                   17,954,063


 Hungary (3.6%)

 Chemicals (0.8%)
 Borsod Chemical            100,000(d)    3,740,000


 Health care (1.9%)
 EGIS                        63,000(b)    3,286,622
 Gedeon Richter              48,000       5,112,000
 Total                                    8,398,622


 Utilities -- telephone (0.9%)
 Matav ADR                  135,000(b)    3,982,500


 India (1.6%)

 Automotive & related (0.9%)
 Tata Engineering
    & Locomotive GDR        551,000      $4,008,525

 Utilities -- telephone (0.7%)
 Mahanagar Telephone
    Nigam GDR               218,000       3,389,900

 Indonesia (0.3%)

 Utilities -- telephone (0.3%)
 Indosat                    886,000       1,295,775


 Israel (4.9%)

 Banks and savings & loans (1.9%)
 Bank Hapoalim            3,200,000(b)    8,573,120


 Chemicals (1.6%)
 Israel Chemical          2,550,000       3,068,415
 Makhteshim
    Chemical Works          520,000(b)    4,405,284
 Total                                    7,473,699

 Communications equipment & services (0.9%)
 Tadiran
    Telecommunications      100,000       3,885,120

 Computers & office equipment (0.5%)
 Formula Systems             64,711(b)    2,494,894


 Malaysia (1.2%)

 Energy
 Petronas Gas Berhad      2,208,000(b)    5,342,035


 Mexico (13.1%)

 Beverages & tobacco (4.2%)
 Coca-Cola Femsa ADR        343,200       5,834,400
 Fomento Economico
    Mexicano Cl B           959,000       7,097,843
 Panamerican Beverages Cl A 149,400       5,957,325
 Total                                   18,889,568


 Financial services (1.7%)
 Grupo Financiero
    Bancomer Cl B        11,500,000(b)    7,942,257

 Media (1.0%)
 Grupo Televisa             115,000(b)    4,715,000


 Multi-industry conglomerates (1.9%)
 Grupo Carso              1,350,000(b)   $8,496,170


 Paper & packaging (1.9%)
 Kimberly-Clark de Mexico
    ADR                     345,000       8,401,957

 Utilities -- telephone (2.4%)
 Telefonos de
    Mexico ADR Cl L         190,000      10,758,750

 Peru (1.4%)

 Metals
 Compania de Minas
    Buenaventura ADR        400,000(c)    6,200,000

 Russia (7.3%)

 Communications equipment & services (1.3%)
 Vimpel-Communications
    ADR                     113,000(b,c)  6,102,000

 Energy (2.4%)
 AO Tatneft ADR             300,000(b,c)  5,812,500
 Lukoil Holding ADR          80,000(c)    5,272,560
 Total                                   11,085,060


 Utilities -- electric (2.0%)
 Mosenergo ADR              155,000(b,c)  5,502,500
 Unified Energy
    Systems GDR          11,500,000(b)    3,785,800
 Total                                    9,288,300

 Utilities -- telephone (1.6%)
 Rostelecom ADR             337,000(b)    7,224,438


 South Africa (1.6%)

 Energy equipment & services (1.1%)
 Sasol                      500,000       5,045,500


 Metals (0.5%)
 Anglogold ADR              456,870       2,312,904


 South Korea (1.9%)

 Electronics
 Samsung Electronics        157,900(b)    8,742,686


 Taiwan (6.3%)

 Computers & office equipment (2.7%)
 D-Link                   2,378,000(b)    6,093,863
 Synnex Technology Intl   1,120,000(b)    6,385,568
 Total                                   12,479,431

 Electronics (3.0%)
 Acer Peripherals         1,200,000(b)   $2,183,520
 Compal Electronics       1,419,000(b)    6,175,204
 Taiwan Secom               700,000(b)    2,282,070
 Yageo                    1,285,000(b)    3,059,071
 Total                                   13,699,865


 Textiles & apparel (0.6%)
 Far Eastern Textile      3,100,000(b)    2,820,380


 Thailand (1.7%)

 Banks and savings & loans
 Bangkok Bank             1,613,000(b)    4,045,565
 Thai Farmers Bank        1,506,000(b)    3,446,180
 Total                                    7,491,745


 Turkey (5.2%)

 Automotive & related (1.2%)
 Otosan Otomobil Sanayii  7,288,000       5,248,089


 Banks and savings & loans (2.4%)
 Akbank T.A.S.           61,600,000(b)    5,236,000
 Yapi Kredit Finance    115,000,000(b)    5,635,000
 Total                                   10,871,000


 Multi-industry conglomerates (1.6%)
 Dogan Sirketler
    Grubu Holdings      125,000,000(b)    7,125,000

 Venezuela (1.3%)

 Utilities -- telephone
 Compania Anonima Nacional
 Telefonos de
    Venezuela ADR           180,000       6,030,000


 Total common stocks
 (Cost: $391,059,752)                  $396,458,526


 Preferred stocks & other (4.1%)
Issuer                       Shares        Value(a)


 Brazil (3.0%)
 Companhia Vale do
    Rio Doce                350,000(b)    8,263,010
 Telecomunicacoes do
    Rio de Janeiro       35,000,000(b)    5,324,900
 Total                                   13,587,910


 Philippines (1.0%)
 Jollibee Foods
    Warrants             10,142,000      $4,609,539

 South Korea (0.1%)
 Samsung Electronics
    Rights                   12,562         242,499

 Taiwan (0.0%)
 Yageo
    Rights                   99,471(e)            --

 Total preferred stocks & other
 (Cost: $16,127,024)                    $18,439,948


 Short-term securities (17.9%)

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (4.6%)
 Federal Home Loan Mtge Corp Disc Nts
    05-20-98     5.43%      $700,000       $697,998
    05-29-98     5.45      4,500,000      4,481,048
 Federal Natl Mtge Assn Disc Nts
    05-11-98     5.43      1,700,000      1,697,445
    05-13-98     5.41     10,000,000      9,982,000
    05-15-98     5.44      4,300,000      4,290,945
 Total                                   21,149,436

 Commercial paper (12.0%)
 Ciesco LP
    05-15-98     5.53      1,800,000      1,796,150
 Delaware Funding
    05-22-98     5.54      3,400,000(f)   3,389,052
 Dresdner US Finance
    05-21-98     5.53      4,200,000      4,187,143
 Fleet Funding
    05-29-98     5.54      8,500,000(f)   8,463,573
 Glaxo Wellcome
    05-05-98     5.52      8,100,000(f)   8,095,050
 Goldman Sachs Group
    05-15-98     5.54     12,500,000     12,473,215
 GTE Funding
    06-02-98     5.54      1,100,000      1,094,612
 Reed Elsevier
    05-11-98     5.54      7,600,000(f)   7,588,389
 Toyota Motor Credit
    05-19-98     5.55      4,700,000      4,687,028
 Xerox
    05-01-98     5.55      2,600,000      2,600,000
 Total                                   54,374,212

 Letters of credit (1.3%)
 Bank of America-
 AES Hawaii
    05-14-98     5.53%    $1,700,000     $1,696,617
    06-05-98     5.53      4,200,000      4,177,542
 Total                                    5,874,159

 Total short-term securities
 (Cost: $81,397,807)                    $81,397,807


 Total investments in securities
 (Cost: $488,584,583)(g)               $496,296,281



See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $488,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$43,318,000
Unrealized depreciation......................................(35,607,000)
Net unrealized appreciation...................................$7,711,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

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Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

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IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

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IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

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IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

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IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

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IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

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IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

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Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Emerging Markets Fund
IDS Tower 10
Minneapolis, MN 55440-0010